Capital Management (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of objectives, policies and processes for managing capital [abstract]
Capital Management
The Company’s capital is summarized as follows:

	December 31,	December 31,

	2019	2018

Secured notes payable	$378,869	$408,144

Share capital	631,224	629,796

Share-based payments reserve	6,111	6,750

Deficit	(302,523)	(173,765)

	$713,681	$870,925